Other Disclosures - Remuneration of the Board of Directors and Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Remuneration of the Board of Directors and Executive Management
Wages and salaries	kr 71	kr 55	kr 51
Share-based compensation expenses	100	70	58
Defined contribution plans	3	2	2
Total	kr 174	kr 127	kr 111